SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2017	Dec. 31, 2014
Cash	$ 36,540	$ 7,663	$ 36,540	$ 7,663	$ 961	$ 12,822		$ 4,217
Intangible assets	250		250		400	11,255
Share-based expense			$ 1,111,360	62,356	$ 80,736	214,365
Common stock, transferred shares in exchange			1,000,000		1,000,000
Revenue recognized				12,610	$ 13,511
Potentially dilutive shares description			Total potentially dilutive shares reflects a 10 for 1 conversion into per its designation.
Research and developments indirect costs	$ 45,229	$ 6,507	$ 70,810	$ 31,845	31,965	52,987
Impairment loss			$ 14,320		$ 14,320	$ 0
Shares issued in exchange par value			$ 1,000		$ 1,000
Minimum [Member]
Estimated useful lives			5 years		5 years
Maximum [Member]
Estimated useful lives			17 years		17 years
The Galileo and Santilli telescopes [Member]
Sales percent		100.00%		100.00%
Corporation bank [Member] | Fraudulent Activity [Member]
Checks written							$ 14,200
Reimbursed amount							$ 14,200